RESERVES, Summary (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
RESERVES [Abstract]
Share based payments reserve	$ 14,666,453	$ 12,985,856
Foreign currency translation reserve	(698,976)	(596,331)
Total Reserve	$ 13,967,477	$ 12,389,525